Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Deferred Income Taxes	D.Deferred income taxes

	2023	2022
Deferred tax assets
Net operating loss carry forward	$15,492	$20,105
Research and development expenses	1,993	1,736
Offering costs	-	230
Operating lease liabilities	726	670
Share-based compensation	1,035	349
Total gross deferred tax assets	19,246	23,090
Less – valuation allowance	(18,540)	(22,466)

Deferred tax liabilities:
Operating lease assets	706	624
Net deferred tax assets	$-	$-

Schedule of Valuation Allowance	G.Roll forward of valuation allowance:
Balance at December 31, 2022	$22,466
Change	(3,926)
Balance at December 31, 2023	$18,540